CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS - Schedule of Cash Position by Geographic Area (Details) - Geographic Concentration Risk [Member] - Cash and Cash Equivalents [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 532,850	$ 1,170,464
Total cash and cash equivalents, and restricted cash, percentage	100.00%	100.00%	100.00%
Singapore [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 228,373	$ 228,448
Total cash and cash equivalents, and restricted cash, percentage	43.00%	19.00%	15.00%
China (Hongkong) [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 299,013	$ 936,264
Total cash and cash equivalents, and restricted cash, percentage	56.00%	80.00%	84.00%
China (Mainland) [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 5,464	$ 5,752
Total cash and cash equivalents, and restricted cash, percentage	1.00%	1.00%	1.00%